UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2010

Check here if Amendment [1]
This Amendment (check only one) [ ] is a restatement
                                [ ] adds new holdings
                                [X] other- This filing was made in error
                                    under the incorrect filing code


Institutional Investment Manager Filing this Report:


Merrill Lynch Group, Inc.
4 World Financial Center, North Tower
New York, NY 10080

Form 13F File Number:  028-12505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Teresa Brenner
Associate General Counsel
980-386-4238


/s/ Teresa Brenner
______________________________
/s/ Teresa Brenner
Charlotte, NC
February 15, 2011


Report Type:

[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT



List of Other Managers Reporting for this Manager: 0


Form 13F File Number    Name



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                 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:



List of Other Included Managers: None